Related Parties (Details) - Schedule of Compensation of Key Management Personnel - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Compensation of Key Management Personnel [Abstract]
Short-term employee benefits	$ 84,147	$ 96,078	$ 89,817
Termination benefits	2,206
Post-employment benefits	1,264	2,318	2,427
Total	$ 86,617	$ 98,396	$ 92,244